ACQUISITION DEPOSITS	12 Months Ended
Mar. 31, 2024
Acquisition Deposits
ACQUISITION DEPOSITS

NOTE 6 – ACQUISITION DEPOSITS

	March 31,	March 31,
	2024	2023
Deposit on Olympic University license (b)	$–	$350,000
Deposit on property – New York (a)	–	410,000
Total acquisition deposits	$–	$760,000

(a) New York Property

On May 24, 2022, the Company entered a purchase agreement to purchase a property in New York for a total price of $4,100,000. The Company has agreed to pay a deposit of $410,000 at agreement signing. The closing date of the purchase has been deferred to September 25, 2023. The deposit is non-refundable. During the year ended March 31, 2024, the original purchase agreement was mutually released by both parties and the non-refundable portion of deposit $336,892 was written off as a loss on investment deposit.

(b) Olympic University license

On March 6, 2023, the Company entered a cooperation agreement with Asian Olympic Foundation Limited for future development projects. The Company made an installment of $350,000 for its license on future Olympic Universities as at March 31, 2023. Another $150,000 installment was made subsequent to year end date. As of March 31, 2024, the deposit of $500,000 was fully refunded to the Company and the original agreement was mutual released by both parties.